COMMITMENTS	3 Months Ended	6 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS	COMMITMENTS
Registration Rights
Pursuant to a registration rights agreement entered into on October 8, 2020, the holders of the Founder Shares, Private Placement Warrants and any warrants that may be issued upon conversion of Working Capital Loans (and any Class A ordinary shares issuable upon the exercise of the Private Placement Warrants or warrants issued upon conversion of the Working Capital Loans and upon conversion of the Founder Shares) will be entitled to registration rights requiring the Company to register such securities for resale (in the case of the Founder Shares, only after conversion to the Company’s Class A ordinary shares). The holders of these securities will be entitled to make up to three demands, excluding short form registration demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. However, the registration rights agreement provides that the Company will not be required to effect or permit any registration or cause any registration statement to become effective until termination of the applicable lock-up period. The Company will bear the expenses incurred in connection with the filing of any such registration statements.
Underwriting Agreement
The underwriter is entitled to a deferred fee of $0.35 per Unit, or $28,175,000 in the aggregate. The deferred fee will become payable to the underwriter from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.
Financial Advisory Fee
The underwriters agreed to reimburse the Company for an amount equal to (1) 10% of the non-deferred underwriting commission payable to the underwriter, of which $1,400,000 was paid to Connaught (UK) Limited (“Connaught”) upon the closing of the Initial Public Offering, and (2) 20% of the deferred underwriting commission payable to the underwriter, of which $5,635,000 will be paid to Connaught upon the closing of the Business Combination.
SoFi Business Combination
On January 7, 2021, the Company entered into an Agreement and Plan of Merger (as amended on March 16, 2021, the “Merger Agreement”) with Plutus Merger Sub Inc., a Delaware corporation and a direct wholly owned subsidiary of the Company (“Merger Sub”), and Social Finance, Inc., a Delaware corporation (“SoFi”).
The Merger Agreement provides that, among other things and upon the terms and subject to the conditions thereof, the following transactions will occur (together with the other agreements and transactions contemplated by the Merger Agreement, the “SoFi Business Combination”): (i) prior to the closing of the transactions contemplated by the Merger Agreement (the “Closing”), the Company will domesticate as a Delaware corporation in accordance with Section 388 of the General Corporation Law of the State of Delaware, as amended (the “DGCL”), and the Cayman Islands Companies Law (2020 Revision) (the “Domestication”), (ii) at the Closing, upon the terms and subject to the conditions of the Merger Agreement, in accordance with the DGCL, Merger Sub will merge with and into SoFi, with SoFi continuing as the surviving corporation and a wholly owned subsidiary of the Company (the “Merger”),
(iii) upon consummation of the Merger, and subject to the adjustments provided in the Merger Agreement, all of the common stock and preferred stock of SoFi, excluding the Company Redeemable Preferred Stock (as defined in the Merger Agreement), which will convert into Acquiror Series 1 Preferred Stock (as defined in the Merger Agreement), will be converted into the right to receive an aggregate number of shares of common stock, par value $0.0001 per share, of the Company (after the Domestication) (“SCH Common Stock”) equal to the quotient obtained by dividing (x) $6,569,840,376 by (y) $10.00 and (iv) upon the consummation of the Merger, the Company will be renamed “SoFi Technologies, Inc.” The Closing is subject to the satisfaction or waiver of certain closing conditions contained in the Merger Agreement, including the approval of the Company’s shareholders.
On January 7, 2021, concurrently with the execution of the Merger Agreement, the Company entered into subscription agreements with certain investors (collectively, the “PIPE Investors”), pursuant to which, on the terms and subject to the conditions therein, the PIPE Investors have collectively subscribed for 122.5 million shares of SCH Common Stock for an aggregate purchase price equal to $1,225.0 million (the “PIPE Investment”), a portion of which is expected to be funded by one or more affiliates of the Sponsor. The PIPE Investment will be consummated substantially concurrently with the Closing, subject to the terms and conditions contemplated by the Subscription Agreements.
On March 16, 2021, (i) the Company, SoFi and Merger Sub entered into the First Amendment to Agreement and Plan of Merger which amends the Merger Agreement and (ii) the Company, the Sponsor and SoFi entered into the First Amendment to Sponsor Support Agreement to reflect that the securities of the combined company are expected to trade on The Nasdaq Stock Market LLC instead of the New York Stock Exchange following the consummation of the SoFi Business Combination. In addition, SoFi, the Company and the applicable shareholders of SoFi have agreed to make conforming changes to the form of shareholders’ agreement contemplated by the Merger Agreement to be entered into at the closing of the Business Combination with SoFi.
The consummation of the proposed SoFi Business Combination is subject to certain conditions as further described in the Merger Agreement.
In connection with the proposed SoFi Business Combination, certain purported shareholders of the Company have filed lawsuits, including those described below, and other shareholders have threatened to file lawsuits alleging breaches of fiduciary duty and violations of the disclosure requirements of the Exchange Act. The Company believes that these allegations are without merit. These cases are in the early stages and the Company is unable to reasonably determine the outcome or estimate any potential losses, and, as such, has not recorded a loss contingency.
Legal Proceedings
On January 28, 2021, Tim Holtom (“Holtom”), a purported shareholder of the Company, filed a lawsuit in the Supreme Court of the State of New York, County of New York, captioned Tim Holtom v. Social Capital Hedosophia Holdings Corp. V, et al., case number 650647/2021, against the Company and the members of its board of directors (the “Holtom Complaint”). The Holtom Complaint asserts a breach of fiduciary duty claim against the individual defendants and an aiding and abetting claim against the Company. The Holtom Complaint alleges, among other things, that (i) the merger consideration is unfair, and (ii) the registration statement on Form S-4 filed with the SEC on January 11, 2021 regarding the proposed transaction involving SoFi (the “Registration Statement”) is materially misleading and incomplete. The Holtom Complaint seeks, among other things, to enjoin the proposed Business Combination, rescind the transaction or award rescissory damages to the extent it is consummated, and an award of attorneys’ fees and expenses.
On January 29, 2021, Ryan Heitt (“Heitt”), a purported shareholder of the Company, filed a lawsuit in the Supreme Court of the State of New York, County of New York, captioned Ryan Heitt v. Social Capital Hedosophia Holdings Corp. V, et al., case number 650685/2021 against the members of its board of directors, Merger Sub and SoFi (the “Heitt Complaint”). The Heitt Complaint asserts a breach of fiduciary duty claim against the individual defendants and an aiding and abetting claim against the Company, Merger Sub and SoFi. The Heitt Complaint alleges, among other things, that the Registration Statement is materially misleading and incomplete. The Heitt
Complaint seeks, among other things, to enjoin the proposed Business Combination, rescind the transaction or award rescissory damages to the extent it is consummated, and an award of attorneys’ fees and expenses.
On February 3, 2021, counsel to Holtom and Heitt sent a joint letter to the Company's counsel (the “Joint Demand”), alleging that they “have identified several disclosure deficiencies” in the Registration Statement, and demanding that the Company issue corrective disclosures with regard to certain enumerated items. The Joint Demand asserts that a failure to issue the requested disclosures will expose the Company and its board of directors to liability.
The parties resolved the allegations made by Holtom and Heitt and notices of discontinuance of the lawsuits commenced by Holtom and Heitt have been filed.
On February 15, 2021, Brian Levy, a purported shareholder of the Company, filed a lawsuit in the Supreme Court of the State of New York, County of Nassau, captioned Brian Levy v. Jennifer Dulski, et al., case number 601778/2021, against the members of the Company’s board of directors, SoFi, Citigroup Global Markets Inc., Credit Suisse Securities (USA) LLC and Goldman Sachs & Co. LLC (the “Levy Complaint”). The lawsuit was filed by Levy individually, and derivatively on behalf of nominal defendant the Company. The Levy Complaint alleges, among other things, that (i) the merger consideration is unfair, and (ii) the Registration Statement is materially misleading and incomplete. The Levy Complaint asserts: (i) a derivative claim for breach of fiduciary duty against the individual defendants; (ii) a derivative claim for causing the Company to fail to disclose material information against the individual defendants; (iii) a derivative claim for aiding and abetting the breaches of fiduciary duties against SoFi, Citigroup Global Markets Inc., Credit Suisse Securities (USA) LLC and Goldman Sachs & Co. LLC; (iv) an individual claim for negligent misrepresentation and concealment against all defendants; and (v) an individual claim for fraudulent misrepresentation and concealment against all defendants. The Levy Complaint seeks, among other things, to enjoin the proposed Business Combination, an award of compensatory and/or recessionary damages, and an award of attorneys' fees and expenses.
The parties resolved the allegations made by Levy, and a Stipulation and Order dismissing the lawsuit filed by Levy was signed by the Court on April 19, 2021.
COMMITMENTS
Registration Rights
Pursuant to a registration rights agreement entered into on October 8, 2020, the holders of the Founder Shares, Private Placement Warrants and any warrants that may be issued upon conversion of Working Capital Loans (and any Class A ordinary shares issuable upon the exercise of the Private Placement Warrants or warrants issued upon conversion of the Working Capital Loans and upon conversion of the Founder Shares) will be entitled to registration rights requiring the Company to register such securities for resale (in the case of the Founder Shares, only after conversion to the Company’s Class A ordinary shares). The holders of these securities will be entitled to make up to three demands, excluding short form registration demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. However, the registration rights agreement provides that the Company will not be required to effect or permit any registration or cause any registration statement to become effective until termination of the applicable lock-up period. The Company will bear the expenses incurred in connection with the filing of any such registration statements.
Underwriting Agreement
The underwriter is entitled to a deferred fee of $0.35 per Unit, or $28,175,000 in the aggregate. The deferred fee will become payable to the underwriter from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.
Financial Advisory Fee
The underwriters agreed to reimburse the Company for an amount equal to (1) 10% of the non-deferred underwriting commission payable to the underwriter, of which $1,400,000 was paid to Connaught (UK) Limited (“Connaught”) upon the closing of the Initial Public Offering, and (2) 20% of the deferred underwriting commission payable to the underwriter, of which $5,635,000 will be paid to Connaught upon the closing of the Business Combination.